As filed with the Securities and Exchange Commission on December 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2011

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 76.9%
Capital Markets: 5.8%
80,000	Diamond Hill Investment Group	$6,022,400
289,425	LPL Investment Holdings, Inc. *	8,396,219
400,000	TD Ameritrade Holding Corp.	6,712,000
		21,130,619
Consumer Finance: 0.5%
93,273	White River Capital, Inc.	1,794,573

Diversified Financial Services: 1.5%
800,000	Bank of America Corp.	5,464,000

Health Care Equipment & Supplies: 1.1%
50,000	Becton, Dickinson and Company	3,911,500

Hotels, Restaurants & Leisure: 1.2%
117,250	Penn National Gaming, Inc. *	4,221,000

Insurance: 9.0%
100,000	Berkshire Hathaway, Inc. - Class B *	7,786,000
200,000	Hartford Financial Services Group, Inc.	3850000
55,000	Markel Corp. *	21,257,500
		32,893,500
IT Services: 10.6%
82,375	Computer Services, Inc.	2,269,431
105,000	Mastercard, Inc.	36,460,200
		38,729,631
Life Sciences Tools & Services: 0.9%
50,000	Techne Corp.	3,440,000

Media: 4.3%
696,673	Lamar Advertising Co. *	15,668,176

Multiline Retail: 9.9%
452,000	Dollar Tree, Inc. *	36,141,920

Software: 3.5%
130,000	FactSet Research Systems, Inc.	12,924,600

Specialty Retail: 20.0%
400,000	CarMax, Inc. *	12,024,000
230,290	O'Reilly Automotive, Inc. *	17,513,555
345,000	Ross Stores, Inc.	30,266,850
220,000	The TJX Companies, Inc.	12,964,600
		72,769,005
Technology: 0.4%
4,000	Apple, Inc. *	1,619,120

Wireless Telecommunication Services: 8.2%
540,000	American Tower Corp. *	29,754,000

TOTAL COMMON STOCKS
(Cost $212,973,174)		280,461,644

CONVERTIBLE PREFERRED STOCK: 3.2%
Insurance: 3.2%
550,000	Hartford Financial Services Group, Inc.	11,528,000

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $13,833,316)		11,528,000

TRUST & PARTNERSHIP: 0.8%
Real Estate Investment Trust: 0.8%
169,000	Annaly Capital Management, Inc.	2,847,650

TOTAL TRUST & PARTNERSHIP
(Cost $2,921,800)		2,847,650

Principal Amount
SHORT-TERM INVESTMENT: 4.1%
U.S. Government Security: 4.1%
$15,000,000	U.S. Treasury Bills, 11/17/11, 0.00%^	14,999,833

TOTAL SHORT-TERM INVESTMENT
(Cost $14,999,833)		14,999,833

TOTAL INVESTMENTS IN SECURITIES: 85.0%
(Cost $244,728,123)		309,837,127
Other Assets in Excess of Liabilities: 15.0%		54,752,141
TOTAL NET ASSETS: 100.0%		$364,589,268

* Non-income producing security.
^ Less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at October 31, 2011 was as follows:

Cost of investments	$244,728,123
Gross unrealized appreciation	72,444,850
Gross unrealized depreciation	(7,335,846)
Net unrealized appreciation	$65,109,004

Summary of Fair Value Exposure at October 31, 2011 (Unaudited)
The Akre Focus Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2011:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$280,461,644	$-	$-	$280,461,644
Convertible Preferred Stock^	11,528,000	-	-	11,528,000
Trust & Partnership^	2,847,650	-	-	2,847,650
Short-Term Investment	14,999,833	-	-	14,999,833
Total Investments in Securities	$309,837,127	$-	$-	$309,837,127

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date  December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric W. Falkeis
                                                     Eric W. Falkeis, President

Date  December 29, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  December 29, 2011

* Print the name and title of each signing officer under his or her signature.